Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Tax Status	Tax Status

The Internal Revenue Service (IRS) has determined and informed Occidental, by a letter dated September 25, 2013, that the Plan and related trust are designed in accordance with applicable sections of the IRC.  Although the Plan has been amended since receiving the determination letter, the Committees, using their judgment and the advice of their advisors, believe that the Plan is currently designed and operating in a manner that preserves its tax-qualified status, with the exceptions of certain immaterial operational errors that have been remedied in compliance with applicable programs of the IRS or the Department of Labor.
U.S. GAAP requires plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by the IRS; however, there are currently no audits for any tax periods in progress.